RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Summary of loans to directors and executive officers
A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2012	2011
	(In thousands)

Balance at beginning of year	$214	$271
New loans and advances	-	203
Repayments	(6)	(260)
Balance at end of year	$208	$214